N-2 - USD ($)			6 Months Ended	12 Months Ended
		Jul. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 06, 2014
Cover [Abstract]
Entity Central Index Key			0001604174
Amendment Flag			false
Document Type			N-CSRS
Entity Registrant Name			Eagle Point Credit Company Inc.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit (1)	Involuntary Liquidating Preference Per Unit (2)	Average Market Value Per Unit (3)

For the six months ended June 30, 2023
Preferred Stock	$81,644,950	$76.87	$25	$21.07

Unsecured Notes	$170,523,800	$4,546.76	N/A	$22.47

For the year ended December 31, 2022
Preferred Stock	$81,587,250	$71.47	$25	$23.25

Unsecured Notes	$170,523,800	$4,226.70	N/A	$23.67

For the year ended December 31, 2021
Preferred Stock	$98,130,500	$78.16	$25	$25.48

Unsecured Notes	$138,584,775	$5,339.86	N/A	$25.58

For the year ended December 31, 2020
Preferred Stock	$47,862,425	$88.39	$25	$24.25

Unsecured Notes	$93,734,775	$5,340.98	N/A	$23.93

For the year ended December 31, 2019
Preferred Stock	$69,843,150	$69.71	$25	$26.04

Unsecured Notes	$98,902,675	$4,757.42	N/A	$25.47

For the year ended December 31, 2018
Preferred Stock	$92,568,150	$61.55	$25	$25.78

Unsecured Notes	$98,902,675	$4,766.23	N/A	$25.08

For the year ended December 31, 2017
Preferred Stock	$92,139,600	$66.97	$25	$25.75

Unsecured Notes	$91,623,750	$5,372.28	N/A	$25.96

For the year ended December 31, 2016
Preferred Stock	$91,450,000	$71.53	$25	$25.41

Series 2020 Notes	$59,998,750	$7,221.89	N/A	$25.29

For the year ended December 31, 2015
Series A Term Preferred Stock	$45,450,000	$91.16	$25	$25.43

Series 2020 Notes	$25,000,000	$10,275.46	N/A	$24.52

(1)	The asset coverage per unit figure is the ratio of the Company's total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of outstanding applicable senior securities, as calculated separately for each of the Preferred Stock and the Unsecured Notes in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25.) With respect to the Unsecured Notes, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 principal amount of such notes.
(2)	The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.
(3)	The average market value per unit is calculated by taking the average of the closing price of each of (a) a share of the Preferred Stock (NYSE: ECCA, ECCB, ECCC, ECC PRD) and(b) $25 principal amount of the Unsecured Notes (NYSE: ECCV, ECCW, ECCX, ECCY, ECCZ) for each day during the years for which each applicable security was listed on the NYSE.

Senior Securities, Note [Text Block]

Senior Securities Table

Information about the Company’s senior securities shown in the following table has been derived from the Company’s consolidated financial statements as of and for the dates noted.

Class	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit (1)	Involuntary Liquidating Preference Per Unit (2)	Average Market Value Per Unit (3)

For the six months ended June 30, 2023
Preferred Stock	$81,644,950	$76.87	$25	$21.07

Unsecured Notes	$170,523,800	$4,546.76	N/A	$22.47

For the year ended December 31, 2022
Preferred Stock	$81,587,250	$71.47	$25	$23.25

Unsecured Notes	$170,523,800	$4,226.70	N/A	$23.67

For the year ended December 31, 2021
Preferred Stock	$98,130,500	$78.16	$25	$25.48

Unsecured Notes	$138,584,775	$5,339.86	N/A	$25.58

For the year ended December 31, 2020
Preferred Stock	$47,862,425	$88.39	$25	$24.25

Unsecured Notes	$93,734,775	$5,340.98	N/A	$23.93

For the year ended December 31, 2019
Preferred Stock	$69,843,150	$69.71	$25	$26.04

Unsecured Notes	$98,902,675	$4,757.42	N/A	$25.47

For the year ended December 31, 2018
Preferred Stock	$92,568,150	$61.55	$25	$25.78

Unsecured Notes	$98,902,675	$4,766.23	N/A	$25.08

For the year ended December 31, 2017
Preferred Stock	$92,139,600	$66.97	$25	$25.75

Unsecured Notes	$91,623,750	$5,372.28	N/A	$25.96

For the year ended December 31, 2016
Preferred Stock	$91,450,000	$71.53	$25	$25.41

Series 2020 Notes	$59,998,750	$7,221.89	N/A	$25.29

For the year ended December 31, 2015
Series A Term Preferred Stock	$45,450,000	$91.16	$25	$25.43

Series 2020 Notes	$25,000,000	$10,275.46	N/A	$24.52

(1)	The asset coverage per unit figure is the ratio of the Company's total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of outstanding applicable senior securities, as calculated separately for each of the Preferred Stock and the Unsecured Notes in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25.) With respect to the Unsecured Notes, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 principal amount of such notes.
(2)	The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.
(3)	The average market value per unit is calculated by taking the average of the closing price of each of (a) a share of the Preferred Stock (NYSE: ECCA, ECCB, ECCC, ECC PRD) and(b) $25 principal amount of the Unsecured Notes (NYSE: ECCV, ECCW, ECCX, ECCY, ECCZ) for each day during the years for which each applicable security was listed on the NYSE.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Investment Risk Factors and Concentration of Investments

The following list is not intended to be a comprehensive list of all of the potential risks associated with the Company. The Company’s prospectus provides a detailed discussion of the Company’s risks and considerations. The risks described in the prospectus are not the only risks the Company faces. Additional risks and uncertainties not currently known to the Company or that are currently deemed to be immaterial also may materially and adversely affect its business, financial condition and/or operating results.

Risks of Investing in CLOs and Other Structured Debt Securities

CLOs and other structured finance securities are generally backed by a pool of credit-related assets that serve as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments.

Subordinated Securities Risk

CLO equity and junior debt securities that the Company may acquire are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the face amount of the CLO debt and CLO equity of a CLO at inception exceed its total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which the Company is invested.

High Yield Investment Risk

The CLO equity and junior debt securities that the Company acquires are typically rated below investment grade, or in the case of CLO equity securities unrated, and are therefore considered “higher yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also typically higher yield investments. Investing in CLO equity and junior debt securities and other high yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Company’s performance.

Leverage Risk

The use of leverage, whether directly or indirectly through investments such as CLO equity or junior debt securities that inherently involve leverage, may magnify the Company’s risk of loss. CLO equity or junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which the Company invests are subject to a higher degree of loss since the use of leverage magnifies losses.

Credit Risk

If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, NAV and/or market price would be adversely impacted.

Key Personnel Risk

The Company is dependent upon the key personnel of the Adviser for its future success.

Conflicts of Interest Risk

The Company’s executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the Senior Investment Team, have several conflicts of interest as a result of the other activities in which they engage.

Prepayment Risk

The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, the CLO securities and related investments in which the Company invests are subject to prepayment risk. If the Company or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted.

LIBOR Risk

The London Interbank Offered Rate (“LIBOR”) is no longer published by its administrator as of June 30, 2023. LIBOR and other inter-bank lending rates and indices have been the subject of ongoing national and international regulatory reform due to concerns around their susceptibility to manipulation. Most, but not all, LIBOR settings have transitioned to alternative near risk-free rates, including Secured Overnight Financing Rate (SOFR, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) and the Sterling Overnight Index Average Rate (SONIA, which is intended to replace pound sterling LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market). Although LIBOR has ceased to be published, certain CLO securities in which the Company may invest continue to earn interest at (or, from the perspective of the Company as CLO equity investor, obtain financing at) a floating rate based on a synthetically calculated LIBOR.

Furthermore, certain senior secured loans that constitute the collateral of the CLOs in which the Company invests may continue to pay interest at a floating rate based on LIBOR (or a “synthetic” calculation of LIBOR which is currently expected to continue to be published until September 30, 2024) or may convert to a fixed rate of interest. To the extent that any LIBOR replacement rate utilized for senior secured loans differs from that utilized for debt of a CLO that holds those loans, for the duration of such mismatch, the CLO would experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors (and, therefore, the Company’s net investment income and portfolio returns) until such mismatch is corrected or minimized.

Certain underlying loans held by CLOs do not include a “fall back” provision that addresses how interest rates will be determined once LIBOR stops being published, or otherwise leave certain aspects of the replacement rate to be negotiated between the loan issuer and the lender group. For example, certain loans held by CLOs in which the Company invests provide for a negotiated “credit spread adjustment” (i.e., a marginal increase in the applicable replacement rate to compensate lenders for the tendency of SOFR and other alternative rates to price lower than LIBOR). If a CLO’s collateral manager and other members of the lending group agree to (or fail to reject) an amendment to an underlying loan that provides for a below-market spread adjustment, then the equity investors in such CLO (such as the Company) would be disadvantaged if the debt securities issued by the CLO have a larger spread adjustment. While LIBOR has ceased to be published, the replacement rate used for such underlying loans may not be known until the interest rate is reset for the next accrual period.

Given the foregoing, the impact of LIBOR transition on the Company’s net investment income and overall portfolio returns remains uncertain.

Liquidity Risk

Generally, there is no public market for the CLO investments in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company is able to sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.

Incentive Fee Risk

The Company’s incentive fee structure and the formula for calculating the fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts the Company’s performance.

Fair Valuation of The Company’s Portfolio Investments

Generally, there is no public market for the CLO investments in which the Company invests. The Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.

Limited Investment Opportunities Risk

The market for CLO securities is more limited than the market for other credit related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available.

Non-Diversification Risk

The Company is a non-diversified investment company under the 1940 Act and expect to hold a narrower range of investments than a diversified fund under the 1940 Act.

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

Loan Accumulation Facilities Risk

The Company may invest in LAFs, which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.

Synthetic Investments Risk

The Company may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, the Company will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, the Company generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Company will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, the Company may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset.

Currency Risk

Although the Company primarily makes investments denominated in U.S. dollars, the Company may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. The Company may or may not hedge currency risk.

Hedging Risk

Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Company had not engaged in such hedging transactions. Additionally, such transactions may not fully hedge the Company’s risks.

Reinvestment Risk

CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets and the market value of the Company’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Interest Rate Risk

The price of certain of the Company’s investments may be significantly affected by changes in interest rates, including recent increases in interest rates.

Refinancing Risk

If the Company incurs debt financing and subsequently refinance such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Company fails to extend, refinance or replace such debt financings prior to their maturity on commercially reasonable terms, the Company’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Company’s ability to grow, and holders of the Company’s common stock would not benefit from the potential for increased returns on equity that incurring leverage creates.

Tax Risk

If the Company fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or otherwise becomes subject to corporate income tax, the resulting corporate taxes (and any related penalties) could substantially reduce the Company’s net assets, the amount of income available for distributions to the Company’s stockholders, and the amount of income available for payment of the Company’s other liabilities.

Derivatives Risk

Derivative instruments in which the Company may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, liquidity, leverage, volatility, over-the-counter trading, operational and legal risks. In addition, a small investment in derivatives could have a large potential impact on the Company’s performance, effecting a form of investment leverage on the Company’s portfolio. In certain types of derivative transactions, the Company could lose the entire amount of the Company’s investment; in other types of derivative transactions the potential loss is theoretically unlimited.

Counterparty Risk

The Company may be exposed to counterparty risk, which could make it difficult for the Company or the CLOs in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.

Global Economy Risk

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Price Risk

Investors who buy shares at different times will likely pay different prices.

Russia Risk

Russia’s military incursion into Ukraine, the response of the United States and other countries, and the potential for wider conflict, has increased volatility and uncertainty in the financial markets and may adversely affect the Company.

Banking Risk

The possibility of future bank failures poses risks of reduced financial market liquidity at clearing, cash management and other custodial financial institutions. The failure of banks which hold cash on behalf of the

Company, the Company's underlying obligors, the collateral managers of the CLOs in which the Company invests, or the Company’s service providers could adversely affect the Company’s ability to pursue its investment strategies and objectives. For example, if an underlying obligor has a commercial relationship with a bank that has failed or is otherwise distressed, such company may experience delays or other disruptions in meeting its obligations and consummating business transactions. Additionally, if a collateral manager has a commercial relationship with a distressed bank, the manager may experience issues conducting its operations or consummating transactions on behalf of the CLOs it manages, which could negatively affect the performance of such CLOs (and, therefore, the performance of the Company).

Lowest Price or Bid, NAV		$ 9.08
Highest Price or Bid, NAV		9.18
Share Price			$ 10.16	$ 10.12	$ 14	$ 10.09	$ 14.61	$ 14.21	$ 18.81	$ 16.71	$ 16.43	$ 20.1	$ 19.93
NAV Per Share		$ 10.36	$ 8.72	$ 9.07	$ 13.39	$ 11.18	$ 10.59	$ 12.4	$ 16.77	$ 17.48	$ 13.72	$ 19.08	$ 20
Latest Premium (Discount) to NAV [Percent]		13.47%	16.51%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Securities [Table Text Block]

Other Securities

In addition to our common stock, the Company has five other securities which trade on the NYSE, which are summarized below:

Security	NYSE Symbol	Par Amount Outstanding	Rate	Payment Frequency	Callable	Maturity
6.50% Series C Term Preferred Stock due 2031	ECCC	$54.3 million	6.50%	Monthly	June 2024	June 2031
6.75% Series D Preferred Stock	ECC PRD	$27.3 million	6.75%	Monthly	November 2026	Perpetual
6.6875% Notes due 2028	ECCX	$32.4 million	6.6875%	Quarterly	Callable	April 2028
6.75% Notes due 2031	ECCW	$44.9 million	6.75%	Quarterly	March 2024	March 2031
5.375% Notes due 2029	ECCV	$93.3 million	5.375%	Quarterly	January 2025	January 2029

The weighted average maturity on our outstanding notes and preferred stock as of June 30, 2023 was approximately 6.7 years and the weighted average cost of capital was only 6.18%. In addition, all of our financing is fixed rate with the earliest maturity not until April 2028, providing us with added certainty in times of market volatility.

As of June 30, 2023, we had debt and preferred securities outstanding which totaled approximately 33% of our total assets (less current liabilities). Over the long term, management expects the Company to operate under normal market conditions generally with leverage within a range of 25% to 35% of total assets, although the actual amount of leverage will vary over time. As market conditions evolve, or should significant opportunities present themselves, the Company may incur leverage outside of this range, subject to applicable regulatory and contractual limits.

Investing In Collateralized Loan Obligations And Other Structured Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in CLOs and Other Structured Debt Securities

CLOs and other structured finance securities are generally backed by a pool of credit-related assets that serve as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments.

Subordinated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Securities Risk

CLO equity and junior debt securities that the Company may acquire are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the face amount of the CLO debt and CLO equity of a CLO at inception exceed its total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which the Company is invested.

High Yield Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Investment Risk

The CLO equity and junior debt securities that the Company acquires are typically rated below investment grade, or in the case of CLO equity securities unrated, and are therefore considered “higher yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also typically higher yield investments. Investing in CLO equity and junior debt securities and other high yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Company’s performance.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The use of leverage, whether directly or indirectly through investments such as CLO equity or junior debt securities that inherently involve leverage, may magnify the Company’s risk of loss. CLO equity or junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which the Company invests are subject to a higher degree of loss since the use of leverage magnifies losses.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, NAV and/or market price would be adversely impacted.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]			Key Personnel Risk The Company is dependent upon the key personnel of the Adviser for its future success.
Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk

The Company’s executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the Senior Investment Team, have several conflicts of interest as a result of the other activities in which they engage.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk

The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, the CLO securities and related investments in which the Company invests are subject to prepayment risk. If the Company or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted.

London Interbank Offered Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Risk

The London Interbank Offered Rate (“LIBOR”) is no longer published by its administrator as of June 30, 2023. LIBOR and other inter-bank lending rates and indices have been the subject of ongoing national and international regulatory reform due to concerns around their susceptibility to manipulation. Most, but not all, LIBOR settings have transitioned to alternative near risk-free rates, including Secured Overnight Financing Rate (SOFR, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) and the Sterling Overnight Index Average Rate (SONIA, which is intended to replace pound sterling LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market). Although LIBOR has ceased to be published, certain CLO securities in which the Company may invest continue to earn interest at (or, from the perspective of the Company as CLO equity investor, obtain financing at) a floating rate based on a synthetically calculated LIBOR.

Furthermore, certain senior secured loans that constitute the collateral of the CLOs in which the Company invests may continue to pay interest at a floating rate based on LIBOR (or a “synthetic” calculation of LIBOR which is currently expected to continue to be published until September 30, 2024) or may convert to a fixed rate of interest. To the extent that any LIBOR replacement rate utilized for senior secured loans differs from that utilized for debt of a CLO that holds those loans, for the duration of such mismatch, the CLO would experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors (and, therefore, the Company’s net investment income and portfolio returns) until such mismatch is corrected or minimized.

Certain underlying loans held by CLOs do not include a “fall back” provision that addresses how interest rates will be determined once LIBOR stops being published, or otherwise leave certain aspects of the replacement rate to be negotiated between the loan issuer and the lender group. For example, certain loans held by CLOs in which the Company invests provide for a negotiated “credit spread adjustment” (i.e., a marginal increase in the applicable replacement rate to compensate lenders for the tendency of SOFR and other alternative rates to price lower than LIBOR). If a CLO’s collateral manager and other members of the lending group agree to (or fail to reject) an amendment to an underlying loan that provides for a below-market spread adjustment, then the equity investors in such CLO (such as the Company) would be disadvantaged if the debt securities issued by the CLO have a larger spread adjustment. While LIBOR has ceased to be published, the replacement rate used for such underlying loans may not be known until the interest rate is reset for the next accrual period.

Given the foregoing, the impact of LIBOR transition on the Company’s net investment income and overall portfolio returns remains uncertain.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

Generally, there is no public market for the CLO investments in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company is able to sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Fee Risk

The Company’s incentive fee structure and the formula for calculating the fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts the Company’s performance.

Fair Valuation Of Portfolio Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fair Valuation of The Company’s Portfolio Investments

Generally, there is no public market for the CLO investments in which the Company invests. The Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.

Limited Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Investment Opportunities Risk

The market for CLO securities is more limited than the market for other credit related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]			Non-Diversification Risk The Company is a non-diversified investment company under the 1940 Act and expect to hold a narrower range of investments than a diversified fund under the 1940 Act.
Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

Loan Accumulation Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Accumulation Facilities Risk

The Company may invest in LAFs, which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.

Synthetic Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Synthetic Investments Risk

The Company may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, the Company will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, the Company generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Company will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, the Company may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk

Although the Company primarily makes investments denominated in U.S. dollars, the Company may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. The Company may or may not hedge currency risk.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Risk

Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Company had not engaged in such hedging transactions. Additionally, such transactions may not fully hedge the Company’s risks.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinvestment Risk

CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets and the market value of the Company’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]			Interest Rate Risk The price of certain of the Company’s investments may be significantly affected by changes in interest rates, including recent increases in interest rates.
Refinancing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Refinancing Risk

If the Company incurs debt financing and subsequently refinance such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Company fails to extend, refinance or replace such debt financings prior to their maturity on commercially reasonable terms, the Company’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Company’s ability to grow, and holders of the Company’s common stock would not benefit from the potential for increased returns on equity that incurring leverage creates.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk

If the Company fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or otherwise becomes subject to corporate income tax, the resulting corporate taxes (and any related penalties) could substantially reduce the Company’s net assets, the amount of income available for distributions to the Company’s stockholders, and the amount of income available for payment of the Company’s other liabilities.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

Derivative instruments in which the Company may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, liquidity, leverage, volatility, over-the-counter trading, operational and legal risks. In addition, a small investment in derivatives could have a large potential impact on the Company’s performance, effecting a form of investment leverage on the Company’s portfolio. In certain types of derivative transactions, the Company could lose the entire amount of the Company’s investment; in other types of derivative transactions the potential loss is theoretically unlimited.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

The Company may be exposed to counterparty risk, which could make it difficult for the Company or the CLOs in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.

Global Economy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global Economy Risk

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]			Price Risk Investors who buy shares at different times will likely pay different prices.
Russia Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Russia Risk

Russia’s military incursion into Ukraine, the response of the United States and other countries, and the potential for wider conflict, has increased volatility and uncertainty in the financial markets and may adversely affect the Company.

Banking Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Banking Risk

The possibility of future bank failures poses risks of reduced financial market liquidity at clearing, cash management and other custodial financial institutions. The failure of banks which hold cash on behalf of the

Company, the Company's underlying obligors, the collateral managers of the CLOs in which the Company invests, or the Company’s service providers could adversely affect the Company’s ability to pursue its investment strategies and objectives. For example, if an underlying obligor has a commercial relationship with a bank that has failed or is otherwise distressed, such company may experience delays or other disruptions in meeting its obligations and consummating business transactions. Additionally, if a collateral manager has a commercial relationship with a distressed bank, the manager may experience issues conducting its operations or consummating transactions on behalf of the CLOs it manages, which could negatively affect the performance of such CLOs (and, therefore, the performance of the Company).

Unsecured Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 170,523,800	$ 170,523,800	$ 138,584,775	$ 93,734,775	$ 98,902,675	$ 98,902,675	$ 91,623,750
Senior Securities Coverage per Unit	[1]		$ 4,546.76	$ 4,226.7	$ 5,339.86	$ 5,340.98	$ 4,757.42	$ 4,766.23	$ 5,372.28
Senior Securities Average Market Value per Unit	[2]		$ 22.47	$ 23.67	$ 25.58	$ 23.93	$ 25.47	$ 25.08	$ 25.96
Series 2020 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount										$ 59,998,750	$ 25,000,000
Senior Securities Coverage per Unit	[1]									$ 7,221.89	$ 10,275.46
Senior Securities Average Market Value per Unit	[2]									$ 25.29	$ 24.52
Notes Due 2028 At 6.6875 Percent [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]			6.6875% Notes due 2028
Notes Due 2031 At 6.75 Percent [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]			6.75% Notes due 2031
Notes Due 2029 At 5.375 Percent [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]			5.375% Notes due 2029
Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 81,644,950	$ 81,587,250	$ 98,130,500	$ 47,862,425	$ 69,843,150	$ 92,568,150	$ 92,139,600	$ 91,450,000
Senior Securities Coverage per Unit	[1]		$ 76.87	$ 71.47	$ 78.16	$ 88.39	$ 69.71	$ 61.55	$ 66.97	$ 71.53
Preferred Stock Liquidating Preference	[3]		25	25	25	25	25	25	25	25
Senior Securities Average Market Value per Unit	[2]		$ 21.07	$ 23.25	$ 25.48	$ 24.25	$ 26.04	$ 25.78	$ 25.75	$ 25.41
Series A Term Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount											$ 45,450,000
Senior Securities Coverage per Unit	[1]										$ 91.16
Preferred Stock Liquidating Preference	[3]										25
Senior Securities Average Market Value per Unit	[2]										$ 25.43
6.50% Series C Term Preferred Stock due 2031 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]			6.50% Series C Term Preferred Stock due 2031
6.75% Series D Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]			6.75% Series D Preferred Stock

[1]	The asset coverage per unit figure is the ratio of the Company's total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of outstanding applicable senior securities, as calculated separately for each of the Preferred Stock and the Unsecured Notes in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25.) With respect to the Unsecured Notes, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 principal amount of such notes.
[2]	The average market value per unit is calculated by taking the average of the closing price of each of (a) a share of the Preferred Stock (NYSE: ECCA, ECCB, ECCC, ECC PRD) and(b) $25 principal amount of the Unsecured Notes (NYSE: ECCV, ECCW, ECCX, ECCY, ECCZ) for each day during the years for which each applicable security was listed on the NYSE.
[3]	The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.